Investments: Unrealized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Unrealized Gain (Loss) on Investments

	2013	2012	2011

Debt securities	$ 412	$ 671	$ 4,154
Deferred income taxes	(143)	(248)	(1,467)

Net unrealized investment gains	$ 269	$ 423	$ 2,687